Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Consolidated Goodwill, Intangible Assets and Deferred Charges
As of December 31, 2019 and 2018, consolidated goodwill, intangible assets and deferred charges were summarized as follows:

		2019				2018
		Cost	Accumulated amortization	Carrying Amount		Cost	Accumulated amortization	Carrying Amount
Intangible assets of indefinite useful life:
Goodwill	$	9,562	—	9,562	$	9,912	—	9,912
Intangible assets of definite useful life:
Extraction rights		1,985	(395)	1,590		1,979	(357)	1,622
Industrial property and trademarks		42	(18)	24		44	(20)	24
Customer relationships		196	(196)	—		196	(196)	—
Mining projects		48	(5)	43		42	(5)	37
Others intangible assets		1,014	(643)	371		917	(576)	341

	$	12,847	(1,257)	11,590	$	13,090	(1,154)	11,936

Summary of Changes in Consolidated goodwill
Changes in consolidated goodwill in 2019, 2018 and 2017, were as follows:

		2019	2018	2017
Balance at beginning of period	$	9,912	9,948	9,957
Business combinations		—	16	100
Reclassification to assets held for sale (notes 4.2, 4.3 and 12)		(371)	(22)	92
Impairment losses		—	—	98
Foreign currency translation effects		21	(30)	(299)

Balance at end of period	$	9,562	9,912	9,948

Summary of Changes in Intangible Asset
Changes in intangible assets of definite life in 2019, 2018 and 2017, were as follows:

		2019
		Extraction rights	Industrial property and trademarks	Mining projects	Others 1	Total
Balance at beginning of period	$	1,622	24	37	341	2,024
Additions (disposals), net 1		(26)	(6)	5	108	81
Reclassifications (notes 4.1, 4.2 and 12)		—	—	—	(2)	(2)
Amortization for the period		(8)	(1)	(1)	(114)	(124)
Foreign currency translation effects		2	7	2	38	49

Balance at the end of period	$	1,590	24	43	371	2,028

		2018
		Extraction rights	Industrial property and trademarks	Mining projects	Others 1	Total	2017
Balance at beginning of period	$	1,686	29	36	255	2,006	1,989
Additions (disposals), net 1		(11)	(2)	6	164	157	66
Business combinations (note 4.1)		—	—	—	—	—	4
Reclassifications (notes 4.1, 4.2 and 12)		(11)	—	—	—	(11)	—
Amortization for the period		(32)	(5)	(1)	(68)	(106)	(108)
Impairment losses		(9)	—	—	—	(9)	1
Foreign currency translation effects		(1)	2	(4)	(10)	(13)	54

Balance at the end of period	$	1,622	24	37	341	2,024	2,006

1
As of December 31, 2019 and 2018, “Others” includes the carrying amount of internal-use
software of $253 and $227, respectively. Capitalized direct costs incurred in the development stage of internal-use
software, such as professional fees, direct labor and related travel expenses amounted to $102 in 2019, $133 in 2018 and $76 in 2017.

Summary of Goodwill Balances Allocated by Operating Segment
As of December 31, 2019 and 2018, goodwill balances allocated by operating segment were as follows:

		2019	2018
Mexico	$	384	375
United States		7,469	7,760
Europe
Spain		494	523
United Kingdom		279	324
France		221	211
Czech Republic		30	30
SCA&C
Colombia		296	299
Caribbean TCL		100	104
Rest of SCA&C 1		62	62
AMEA
Philippines		92	89
United Arab Emirates		96	96
Egypt		12	12
Others
Other reporting segments 2		27	27

	$	9,562	9,912

1	This caption refers to the operating segments in the Dominican Republic, the Caribbean, Costa Rica and Panama.
2	This caption is primarily associated with Neoris N.V., CEMEX’s subsidiary involved in the sale of information technology and services.

Summary of Pre-tax Discount Rates and Long-term Growth Rates Used to Determine the Discounted Cash Flows
CEMEX’s
pre-tax
discount rates and long-term growth rates used to determine the discounted cash flows in the group of CGUs with the main goodwill balances were as follows:

	Discount rates			Growth rates
Groups of CGUs	2019	2018	2017	2019	2018	2017
United States	7.8%	8.5%	8.8%	2.5%	2.5%	2.5%
Spain	8.3%	8.8%	9.5%	1.6%	1.7%	1.7%
Mexico	9.0%	9.4%	10.2%	2.4%	3.0%	2.7%
Colombia	8.9%	9.5%	10.5%	3.7%	3.6%	3.7%
France	8.0%	8.4%	9.0%	1.4%	1.6%	1.8%
United Arab Emirates	8.8%	11.0%	10.4%	2.5%	2.9%	3.1%
United Kingdom	8.0%	8.4%	9.0%	1.5%	1.6%	1.7%
Range of rates in other countries	8.1% - 11.5%	8.5% - 13.3%	9.1% - 11.8%	1.6% - 6.5%	2.3% - 6.9%	2.3% - 6.8%